Loss Per Share (Details) - Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended				12 Months Ended
	Jun. 30, 2022	[2]	Jun. 30, 2021	[2]	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Schedule Of Loss Per Share Have Been Calculated Using The Weighted Average Number Of Shares In Issue During The Relevant Financial Periods Abstract
Loss for the year attributable to shareholders					$ (14,758)	$ (12,536)		$ (15,013)
Weighted average number of ordinary shares					11,355,848	7,352,460		4,305,555
Basic and diluted loss per share	$ (25.31)		$ (17.85)		$ (1.3)	$ (1.7)	[3]	$ (3.49)	[3]

[1]	After giving effect to the reverse stock split (see also Note 14B)
[2]	Reclassified
[3]	After giving effect to the reverse stock split (see also Note 14B)